Stock-Based Compensation - Summary of Stock Option Activity (Details) - SayMedia, Inc [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Number of Shares Stock options outstanding, beginning balance	18,490,918	16,896,914
Number of Shares, Granted	854,496	3,247,760
Number of Shares, Exercised	(9,375)	(30,000)
Number of Shares, Forfeited	(1,234,026)	(1,622,800)
Number of Shares, Expired		(956)
Number of Shares Stock options outstanding, ending balance	18,102,013	18,490,918
Number of Shares Stock options, exercisable	15,619,036	14,180,851
Weighted Average Exercise Price Stock options outstanding, beginning balance	$ 0.27	$ 0.30
Weighted Average Exercise Price, Granted	0.05	0.04
Weighted Average Exercise Price, Exercised	0.02	0.02
Weighted Average Exercise Price, Forfeited	0.05	0.11
Weighted Average Exercise Price, Expired		23.30
Weighted Average Exercise Price Stock options outstanding, ending balance	0.28	0.27
Weighted Average Exercise Price Stock, exercisable	$ 0.32	$ 0.34
Weighted Average Remaining Contractual Life (in Years), Stock options outstanding, beginning balance		8 years 5 months 9 days
Weighted Average Remaining Contractual Life (in Years), Stock options outstanding, ending balance	7 years 1 month 9 days	7 years 10 months 10 days
Weighted Average Remaining Contractual Life (in Years), Stock options, exercisable	6 years 9 months 29 days	7 years 5 months 27 days